Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000111397 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%
C000111397 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000111397 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000111397 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000111397 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000111397 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000111397 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000111397 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000111397 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000111397 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000111397 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000111397 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000111397 [Member] | Foreign Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000111397 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000111397 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111397 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000138651 [Member] | First Trust Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000138651 [Member] | First Trust Tactical High Yield ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000138651 [Member] | iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000138651 [Member] | First Trust Institutional Preferred Securities and Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000138651 [Member] | iShares MBS ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000138651 [Member] | First Trust Intermediate Government Opportunities ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000138651 [Member] | First Trust Preferred Securities and Income ETF [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000138651 [Member] | First Trust Limited Duration Investment Grade Corporate ETF [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000138651 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000138651 [Member] | Enterprise Products Partners L P [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000138651 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000138651 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000138651 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000138651 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000138651 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000138651 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	50.20%
C000138651 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000138651 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000138651 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000138651 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160832 [Member] | First Trust Large Cap Growth AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000160832 [Member] | First Trust Large Cap Core AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000160832 [Member] | First Trust Mid Cap Core AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000160832 [Member] | First Trust Dow Jones Internet Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000160832 [Member] | First Trust Consumer Discretionary AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000160832 [Member] | First Trust NASDAQ 100 Technology Sector Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000160832 [Member] | First Trust Industrials Producer Durables AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000160832 [Member] | First Trust Financials AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000160832 [Member] | iShares Core U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000160832 [Member] | SPDR Blackstone Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000218786 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000218786 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000218786 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218786 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | Snap on Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | TJX The Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | BlackRock Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%
C000218786 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000218786 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000218786 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000218786 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000218786 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218786 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000218786 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000218786 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000218786 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000218789 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000218789 [Member] | Computershare Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000218789 [Member] | Sage Group The PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000218789 [Member] | Aristocrat Leisure Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218789 [Member] | Swiss Re AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218789 [Member] | Alimentation Couche Tard Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000218789 [Member] | Loblaw Cos Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218789 [Member] | QBE Insurance Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218789 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000218789 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218789 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%
C000218789 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
C000218789 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000218789 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000218789 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000218789 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000218789 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000218789 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000218789 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218789 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000241974 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241974 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241974 [Member] | Deckers Outdoor Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241974 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241974 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241974 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241974 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000241974 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241974 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241974 [Member] | Dexcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000241974 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
C000241974 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000241974 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000241974 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000241974 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241974 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000241974 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000241974 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000241974 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241976 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.80%
C000241976 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000241976 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000241976 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000241976 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000241976 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000241976 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000241976 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000241976 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000241976 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241976 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000241976 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000241976 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000241976 [Member] | Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241976 [Member] | Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241976 [Member] | Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)